Annual Total Returns- Federated Hermes Municipal Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Municipal Obligations Fund - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.03%	0.02%	0.01%	0.06%	0.33%	0.73%	1.24%	1.32%	0.50%